Equity reserves and long-term incentive plan awards - disclosure of amount and movement in deferred share units (Details) - Deferred Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance, beginning of year	844,200	0
Granted	2,287,800	844,200
Balance, end of year	3,132,000	844,200